CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 544,251	¥ 3,788,967	¥ 3,401,037	¥ 3,392,705
Total cost of revenues	(409,308)	(2,849,518)	(2,456,166)	(2,634,295)
Gross profit	134,943	939,449	944,871	758,410
Operating income (expenses)
Operating income	986	6,862	5,027	5,439
Sales and marketing expenses	(29,634)	(206,309)	(172,176)	(256,682)
Research and development expenses	(12,754)	(88,792)	(92,109)	(149,143)
General and administrative expenses	(59,651)	(415,277)	(462,637)	(519,950)
(Allowance) reversal for doubtful debt	(224)	(1,557)	598	(37,427)
Impairment of receivables from equity investees	(7,490)	(52,142)
Changes in the fair value of contingent purchase consideration payables			13,905	(937)
Impairment of long-lived assets		0	0	(401,808)
Impairment of goodwill				(766,440)
Total operating expenses	(108,767)	(757,215)	(707,392)	(2,126,948)
Operating (loss) profit	26,176	182,234	237,479	(1,368,538)
Interest income	7,844	54,607	45,186	32,925
Interest expense	(49,693)	(345,955)	(236,066)	(185,313)
Impairment of long-term investment				(20,258)
Gain on disposal of subsidiaries			4,843	497,036
Loss on debt extinguishment	(2,714)	(18,895)
Other income	5,226	36,380	58,033	16,764
Other expenses	(809)	(5,632)	(4,103)	(17,060)
Foreign exchange loss, net	(4,021)	(27,995)	(81,055)	(17,153)
(Loss) income before income taxes and gain (loss) from equity method investments	(17,991)	(125,256)	24,317	(1,061,597)
Income tax benefits (expenses)	(781)	(5,437)	(24,411)	90,170
Gain (loss) from equity method investments	(7,261)	(50,553)	(186,642)	53,783
Net loss	(26,033)	(181,246)	(186,736)	(917,644)
Net loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	(150)	(1,046)	(18,329)	144,914
Net loss attributable to the Company's ordinary shareholders	$ (26,183)	¥ (182,292)	¥ (205,065)	¥ (772,730)
Loss per share:
Basic (in per share) | (per share)	$ (0.04)	¥ (0.27)	¥ (0.30)	¥ (1.36)
Diluted (in per share) | (per share)	$ (0.04)	¥ (0.27)	¥ (0.30)	¥ (1.36)
Shares used in loss per share computation:
Weighted average number of shares outstanding - basic (in shares) | shares	668,833,756	668,833,756	674,732,130	672,836,226
Weighted-average number of shares outstanding-diluted (in shares) | shares	668,833,756	668,833,756	674,732,130	672,836,226
Hosting and related services
Net revenues
Total net revenues	$ 544,251	¥ 3,788,967	¥ 3,401,037	¥ 2,975,178
Total cost of revenues	(409,308)	¥ (2,849,518)	¥ (2,456,166)	(2,130,279)
Operating income (expenses)
Impairment of goodwill | $	$ 0
Managed Network Services
Net revenues
Total net revenues				417,527
Total cost of revenues				¥ (504,016)